Non-cash Financing and Investing Activities	12 Months Ended
Dec. 31, 2015
Non-cash Financing and Investing Activities

(3) Non-cash Financing and Investing Activities

For the years ended December 31, 2015, 2014 and 2013, the Company had $6,036, $1,900 and $4,982 non-cash investing activities related to capital expenditures and acquisitions of outdoor advertising assets, respectively. During the year ended December 31, 2014, the Company had non-cash financing activity related to the retirement of 17,270,930 shares of treasury stock for $896,818 related to the Company’s conversion to a REIT. There were no significant non-cash financing activities during the years ended December 31, 2015 and 2013.

LAMAR MEDIA CORP [Member]
Non-cash Financing and Investing Activities

(2) Non-cash Financing and Investing Activities

For the years ended December 31, 2015, 2014 and 2013, the Company had non-cash investing activities of $6,036, $1,900 and $4,982 related to capital expenditures and acquisitions of outdoor advertising assets. There were no significant non-cash financing activities during the years ended December 31, 2015, 2014 and 2013.